     May 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:     Transamerica Life Insurance Company

               Separate Account VUL-6

              TransAccumulator and TransAccumulator II
              (File No. 333-153764)

CIK No.: 0001158120

Dear Commissioners:

     On behalf of Transamerica Life Insurance Company (“TLIC”) and Separate Account VUL-6 of TLIC (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2009 for the above referenced deferred variable life policy offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2009 via EDGAR.

     Sincerely,

                     /s/ Gayle A. Morden
                Gayle A. Morden

                                              Compliance Manager – Life Products

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

         Priscilla Hechler